BUSINESS COMBINATION (Acquisition of Yipai, Narrative) (Details) - USD ($) $ in Thousands		8 Months Ended	12 Months Ended
	May. 15, 2014	Dec. 31, 2014	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013	May. 31, 2014
Business Acquisition [Line Items]
Net revenues			$ 406,691	$ 332,324	$ 196,702
Net losses			$ 1,303	$ 76,738	$ 1,856
Technology [Member]
Business Acquisition [Line Items]
Identified intangible assets, estimated useful life			4 years 8 months 12 days
Yipai [Member]
Business Acquisition [Line Items]
Percentage of equity interest acquired	70.00%					70.00%
Cash consideration	$ 7,041
Share consideration, fair value of shares	$ 49,291
Net revenues		$ 995
Net losses		$ 789
Yipai [Member] | Noncontrolling Interest [Member]
Business Acquisition [Line Items]
Assumed discount for lack of marketability	30.00%
Yipai [Member] | Trade name [Member]
Business Acquisition [Line Items]
Identified intangible assets, amount	$ 1,622
Identified intangible assets, estimated useful life	10 years
Yipai [Member] | Technology [Member]
Business Acquisition [Line Items]
Identified intangible assets, amount	$ 3,115
Identified intangible assets, estimated useful life	5 years
Yipai [Member] | Covenant not-to-compete [Member]
Business Acquisition [Line Items]
Identified intangible assets, amount	$ 178
Identified intangible assets, estimated useful life	5 years
Yipai [Member] | Common Shares [Member]
Business Acquisition [Line Items]
Share consideration, number of shares	33,900,000
Share consideration, fair value of shares	$ 49,291